UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21835

Name of Fund:   BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

Alabama — 1.1%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$1,655	$1,919,717

Alaska — 0.6%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 06/01/46	1,000	976,240

Arizona — 3.2%
Arizona IDA, Refunding RB, Series A(a):
Basis Schools, Inc. Projects, 5.13%, 07/01/37	360	378,432
Basis Schools, Inc. Projects, 5.38%, 07/01/50	925	976,495
Odyssey Preparatory Academy Project, 5.50%, 07/01/52	725	705,331
City of Phoenix Arizona IDA, RB, Series A:
Facility, Eagle College Preparatory Project, 5.00%, 07/01/33	870	891,402
Legacy Traditional Schools Projects, 5.00%, 07/01/46(a)	1,255	1,293,177
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A(a):
5.00%, 07/01/35	125	130,178
5.00%, 07/01/46	135	139,468
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	725	863,373

		5,377,856
California — 10.5%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	385	406,464
Sutter Health, Series B, 6.00%, 08/15/42	1,040	1,142,638
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 07/01/19(b)	680	723,132
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	70	76,536
5.25%, 08/15/49	175	190,066

Security	Par (000)	Value
California (continued)
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D, 0.00%, 08/01/31(a)(c)	$1,265	$612,209
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	2,045	2,192,301
5.25%, 05/15/39	270	282,560
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	165	197,675
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 06/01/46	1,000	1,003,850
5.60%, 06/01/36	2,000	2,031,680
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	860	868,187
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 0.00%, 08/01/38(c)	3,725	1,718,529
State of California, GO, Various Purposes, 6.50%, 04/01/33	2,000	2,112,020
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	355	400,603
Sub-Series I-1, 6.38%, 11/01/19(b)	400	434,292
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	2,150	2,156,235
5.13%, 06/01/46	1,005	1,006,739
		17,555,716
Colorado — 4.7%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	275	281,784
Colorado Health Facilities Authority, Refunding RB, Series A:
Sisters of Charity of Leavenworth Health System, 5.00%, 01/01/40	3,940	4,142,555
Sunny Vista Living Center Project, 6.13%, 12/01/45(a)	160	168,251
Sunny Vista Living Center Project, 6.25%, 12/01/50(a)	520	547,534

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado (continued)
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	$1,550	$1,733,970
Table Mountain Metropolitan District, GO, Series A, 5.25%, 12/01/45	1,000	1,043,020

		7,917,114
Connecticut — 0.5%
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(a)	860	912,125

Delaware — 1.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	750	791,925
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,240	2,331,930

		3,123,855
District of Columbia — 1.4%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 07/01/23(b)	260	313,552
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	750	813,262
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	170	177,902
5.25%, 10/01/44	1,000	1,049,200

		2,353,916
Florida — 5.1%
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Water & Sewer System, 5.00%, 10/01/20(b)	1,950	2,120,586
Florida Development Finance Corp., RB, AMT(a)(d):
Brightline Passenger Rail Project, 5.63%, 01/01/47	1,355	1,404,390
Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, 5.00%, 08/01/29	740	769,874
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.00%, 05/01/21	100	101,157
4.25%, 05/01/26	100	101,887
5.13%, 05/01/46	410	425,174

Security	Par (000)	Value
Florida (continued)
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	$1,080	$1,284,368
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A2, 6.61%, 05/01/39	95	94,660
Convertible CAB, Series A3, 0.00%, 05/01/40(e)	225	209,920
Convertible CAB, Series A4, 0.00%, 05/01/40(e)	120	93,779
Series 2015-2, 0.00%, 05/01/40(e)	310	204,098
Series A1, 6.65%, 05/01/40	335	333,030
Tolomato Community Development District:
Series 1, 0.00%, 05/01/40(e)	505	403,859
Series 1, 6.65%, 05/01/40(f)(g)	15	14,476
Series 3, 6.61%, 05/01/40(f)(g)	340	3
Series 3, 6.65%, 05/01/40(f)(g)	275	3
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	800	889,896

		8,451,160
Georgia — 0.7%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power Corporation Vogtle Project, Series C, 4.13%, 11/01/45	610	609,469
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	240	278,513
Dahlonega Downtown Development Authority, Refunding RB, North Georgia MAC, LLC Project:
3.00%, 07/01/35	160	150,832
3.13%, 07/01/40	195	181,687

		1,220,501
Guam — 0.1%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	85	88,667

Illinois — 13.6%
Chicago Board of Education, GO, Dedicated Revenues, Series H, 5.00%, 12/01/36	935	959,039

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, GO, Refunding, Dedicated Revenues, Series C:
5.00%, 12/01/27	$415	$438,750
5.00%, 12/01/34	940	968,661
Chicago Board of Education, GO, Refunding Dedicated Revenues, Series F, 5.00%, 12/01/22	325	345,140
City of Chicago Illinois, GO, Refunding, Series A:
6.00%, 01/01/38	595	679,633
Project, 5.25%, 01/01/32	1,090	1,162,267
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A:
5.75%, 01/01/21(b)	2,100	2,344,566
5.75%, 01/01/39	400	440,692
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	360	391,813
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,000	1,073,630
County of Cook Illinois Community College District No. 508, GO:
City College of Chicago, 5.50%, 12/01/38	350	373,107
City Colleges of Chicago (BAM), 5.00%, 12/01/47	1,100	1,200,782
Illinois Finance Authority, RB:
Advocate Health Care Network, Series C, 5.38%, 04/01/19(b)	870	908,524
Advocate Health Care Network, Series C, 5.38%, 04/01/19(b)	975	1,018,173
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/47	145	157,719
Chicago LLC, University of Illinois at Chicago Project, 5.00%, 02/15/50	75	80,651
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	550	587,389
Presence Health Network, Series C, 5.00%, 02/15/41	1,500	1,649,805
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 06/15/53	200	220,072

Security	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB:
McCormick Place Expansion Project Refunding Bonds, Series B-2, 5.25%, 06/15/50	$900	$928,440
McCormick Place Expansion Project, Series B (AGM), 5.00%, 06/15/50	1,790	1,882,561
McCormick Place Expansion Project, Series B-2, 5.00%, 06/15/50	715	733,418
McCormick Place Expansion Project, Series B, 5.00%, 06/15/52	225	240,208
State of Illinois, GO:
5.25%, 02/01/30	1,000	1,055,160
5.00%, 03/01/35	555	570,007
5.00%, 03/01/37	745	764,579
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)	215	225,913
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/38	815	907,054
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	475	519,408

		22,827,161
Indiana — 6.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	365	431,065
7.00%, 01/01/44	885	1,049,663
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(a)	1,095	1,060,486
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	135	142,015
6.75%, 01/15/43	200	209,560
6.88%, 01/15/52	410	430,500
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,285	1,425,065
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	160	171,658
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	520	556,296

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	$2,190	$2,363,995
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	290	308,731
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(b)	495	520,126
5.75%, 05/01/31	105	110,071
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	350	364,630
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	445	498,280
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	560	582,618

		10,224,759
Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	825	825,000
Midwestern Disaster Area, 5.50%, 12/01/22	5	5,087
Midwestern Disaster Area, 5.25%, 12/01/25	660	697,567
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	440	459,202

		1,986,856
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	450	482,171
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(e)	565	521,314

		1,003,485
Louisiana — 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,135	1,263,402

Security	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	$350	$376,250
5.25%, 05/15/31	300	324,675
5.25%, 05/15/32	380	415,412
5.25%, 05/15/33	415	450,014
5.25%, 05/15/35	945	1,027,933

		3,857,686
Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	970	1,058,173

Maryland — 1.0%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	970	1,061,006
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	645	677,398

		1,738,404
Massachusetts — 5.9%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	860	962,916
Boston Medical Center, Series D, 5.00%, 07/01/44	1,000	1,093,760
North Hill Communities Issue, Series A, 6.50%, 11/15/23(a)(b)	1,000	1,244,060
Seven Hills Foundation and Affiliates, Series A, 5.00%, 09/01/45	2,000	2,117,540
UMass Boston Student Housing Project, 5.00%, 10/01/48	945	1,030,919
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	500	555,220
Massachusetts HFA, Refunding RB, Series A, AMT:
4.45%, 12/01/42	645	672,793

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series A, AMT (continued):
4.50%, 12/01/47	$2,135	$2,225,610

		9,902,818
Michigan — 1.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	1,970	2,141,725
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	410	447,552

		2,589,277
Minnesota — 0.5%
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project, Series A, 5.75%, 07/01/46	180	181,609
Housing & Redevelopment Authority of The City of State Paul Minnesota, Refunding RB, Hmong College Academy Project, Series A, 5.50%, 09/01/36	690	713,122

		894,731
Mississippi — 0.4%
Mississippi Business Finance Corp., RB, Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 02/01/36(a)(d)	295	306,909
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Facilities Refinancing, Series A, 4.00%, 08/01/43	415	429,604

		736,513
Missouri — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	85	95,132
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	330	337,600
4.75%, 11/15/47	365	375,267

Security	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	$115	$124,498

		932,497
Montana — 0.4%
Montana State Board of Regents, RB, Montana State University Facilities Improvement(h):
3.00%, 11/15/33	160	155,475
3.25%, 11/15/37	65	63,879
3.38%, 11/15/47	420	410,323

		629,677
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 09/01/37	285	320,292

New Jersey — 5.4%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	475	505,666
5.25%, 11/01/44	1,160	1,229,449
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	505	507,247
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.13%, 09/15/23	1,410	1,560,715
New Jersey EDA, Refunding RB, Series BBB, 5.50%, 06/15/31	1,225	1,400,334
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	785	878,713
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/45	585	620,077
Transportation System, Series B, 5.25%, 06/15/36	845	892,404
South Jersey Port Corp., ARB, Sub Marine Terminal, Series B, AMT, 5.00%, 01/01/37	250	268,803

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	$1,180	$1,163,138

		9,026,546
New York — 30.0%
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31	2,830	3,113,990
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	900	929,781
5.00%, 06/01/42	1,505	1,457,547
5.00%, 06/01/45	555	531,063
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	1,000	1,042,830
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	1,500	1,298,205
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	910	878,396
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	4,030	4,509,691
5.75%, 02/15/47	2,480	2,723,362
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	1,125	1,296,113
5.25%, 11/15/39	400	460,592
Metropolitan Transportation Authority, Refunding RB, Series D, 4.00%, 11/15/42	1,630	1,692,674
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	6,140	6,835,662
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	420	450,076
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	2,355	2,529,812
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	160	175,411

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	$395	$433,370
4 World Trade Center Project, 5.75%, 11/15/51	2,220	2,506,424
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	1,000	1,098,520
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/26	1,275	1,370,472
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	730	806,329
State of New York Dormitory Authority, RB, Series B, 5.75%, 03/15/19(b)	11,250	11,788,875
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center, 5.00%, 12/01/33(a)	455	498,280
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	1,750	1,704,710

		50,132,185
North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(b)	480	501,777
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	260	307,011

		808,788
Ohio — 4.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.88%, 06/01/47	1,100	1,064,239
5.75%, 06/01/34	2,295	2,196,361
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	2,650	2,868,439

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	$1,220	$1,338,511

		7,467,550
Oklahoma — 1.5%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	1,290	1,415,311
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	925	1,046,526

		2,461,837
Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	625	276,544

Pennsylvania — 2.8%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	470	501,137
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	300	327,831
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	465	516,499
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	720	761,443
Pennsylvania HFA, RB, ACE, M/F Housing, Series 125B, AMT, 3.70%, 10/01/47	785	761,544
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	1,200	1,212,216
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	520	583,097

		4,663,767
Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	40	36,800

Security	Par (000)	Value
Puerto Rico (continued)
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds (continued):
5.63%, 05/15/43	$1,860	$1,699,984

		1,736,784
Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	420	450,849
Series B, 4.50%, 06/01/45	1,875	1,900,613
Series B, 5.00%, 06/01/50	1,360	1,418,371

		3,769,833
South Carolina — 1.2%
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	1,840	2,051,674

Tennessee — 0.7%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	490	512,315
5.63%, 01/01/46	570	592,555

		1,104,870
Texas — 6.8%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 01/01/21(b)	730	823,134
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB:
5.00%, 10/01/20(b)	240	260,340
5.00%, 10/01/35	285	307,606
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 07/01/39	250	253,990
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	210	259,125
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	700	754,320

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(c)	$5,200	$2,287,948
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	180	183,060
Scott & White Healthcare, 6.00%, 08/15/20(b)	105	116,215
Scott & White Healthcare, 6.00%, 08/15/20(b)	1,285	1,423,947
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A (AGM) (NPFGC), 0.00%, 11/15/34(c)	3,000	1,497,330
Mission Economic Development Corp., RB, Senior Lien, Natgasoline Project, Series B, AMT, 5.75%, 10/01/31(a)	875	913,176
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Children’s Health System, Series A, 4.00%, 08/15/40	215	220,141
Newark Higher Education Finance Corp., RB, Series A(a):
5.50%, 08/15/35	135	140,740
5.75%, 08/15/45	275	288,340
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
Blueridge Transportation Group, AMT, 5.00%, 12/31/55	1,025	1,119,341
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	500	555,170

		11,403,923
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	1,815	1,896,766

Virginia — 4.6%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	260	269,209
5.13%, 03/01/31	510	533,139
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(h)	2,240	2,646,313
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,025	992,897

Security	Par (000)	Value
Virginia (continued)
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(a)	$240	$253,680
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 04/01/45	1,000	1,040,130
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	1,540	1,738,460
Transform 66 P3 Project, 5.00%, 12/31/52	140	154,466

		7,628,294
Washington — 0.9%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	350	388,633
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,020	1,123,714

		1,512,347
Wisconsin — 1.5%
Public Finance Authority, RB, Series A:
Alabama Proton Therapy Center, 6.25%, 10/01/31(a)	290	284,238
Alabama Proton Therapy Center, 7.00%, 10/01/47(a)	290	294,637
5.00%, 12/01/45	825	873,122
5.15%, 12/01/50	555	589,083
Public Finance Authority, Refunding RB, Celanese Project:
Series C, AMT, 4.30%, 11/01/30	200	205,160
Series D, 4.05%, 11/01/30	200	205,214

		2,451,454

Total Municipal Bonds — 129.7% (Cost — $204,685,577)		216,992,358

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/41	1,240	1,292,619

California — 3.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 04/01/44(b)	1,090	1,143,740

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39(b)(j)	$840	$861,616
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	2,700	3,037,352
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	495	568,183
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/33(b)	554	584,478

		6,195,369
Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(j)	740	769,637

Georgia — 0.6%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System, 4.00%, 08/15/48	1,025	1,047,117

Idaho — 1.3%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	2,120	2,217,912

Illinois — 2.6%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,340	2,614,821

Security	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	$1,498	$1,670,303

		4,285,124
Massachusetts — 4.6%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	7,112	7,796,504

New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/39(b)(j)	660	692,174

New York — 2.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	495	520,863
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,860	2,134,439
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,215	1,392,621

		4,047,923
North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,180	1,318,721

Ohio — 2.9%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 01/01/39(b)	4,634	4,801,162

Pennsylvania — 1.2%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	1,945,826

Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,447	2,521,906

Texas — 9.4%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	11,000	12,214,648
County of Harris Texas, RB, Toll Road, Senior Lien, Series A:
5.00%, 08/15/38(b)(j)	1,202	1,257,851

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
County of Harris Texas, RB, Toll Road, Senior Lien, Series A (continued):
5.00%, 08/15/38	$920	$962,148
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,170	1,290,492

		15,725,139
Virginia — 1.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,949	3,129,234

Wisconsin — 1.2%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/39(b)(j)	1,989	2,074,757

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.8% (Cost — $57,352,238)		59,861,124

Total Long-Term Investments — 165.5% (Cost — $262,037,815)		276,853,482

Security	Shares	Value
Short-Term Securities — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.59%(k)(l)	1,684,764	$1,684,933

Total Short-Term Securities — 1.0% (Cost — $1,684,922)		1,684,933

Total Investments— 166.5% (Cost — $263,722,737)		278,538,415
Liabilities in Excess of Other Assets — (0.1)%		(53,794)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.2)%		(35,592,894)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.2)%		(75,577,855)

Net Assets Applicable to Common Shares — 100.0%		$167,313,872

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements which expire between May 7, 2018 to February 15, 2031, is $4,124,562.
(k)	Annualized 7-day yield as of period end.
(l)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

10

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA)

Affiliate	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,586,090	98,674	1,684,764	$1,684,933	$5,231	$733	$11

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	18	03/20/18	$2,188	$50,005
Long U.S. Treasury Bond	74	03/20/18	10,938	353,325
5-Year U.S. Treasury Note	26	03/29/18	2,982	42,514

				$445,844

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes
S/F	Single-Family

11

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$276,853,482	$—	$276,853,482
Short-Term Securities	1,684,933	—	—	1,684,933

	$1,684,933	$276,853,482	$—	$278,538,415

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$445,844	$—	$—	$445,844

(a)	See above Schedule of Investments for values in each state or political subdivision.

(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Long-Term Municipal Advantage Trust (BTA)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(35,470,867)	$—	$(35,470,867)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

	$—	$(111,470,867)	$—	$(111,470,867)

During the period ended January 31, 2018, there were no transfers between levels.

13

Item 2 – Controls	and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 21, 2018